UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2009

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Inflation Protection Fund

March 31, 2009

VP Inflation Protection – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES AND EQUIVALENTS ― 56.7%
FIXED-RATE U.S. TREASURY SECURITIES AND EQUIVALENTS ― 56.2%
AID (Egypt), 4.45%, 9/15/15(1)	$ 1,500,000	$ 1,596,318
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	42,229,278	43,997,629
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	41,701,352	41,323,454
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	21,358,800	22,373,343
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	29,560,534	28,396,588
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	33,419,520	41,314,882
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	8,162,469	8,871,583
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	28,018,750	36,100,422
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	18,717,412	24,122,065
U.S. Treasury Inflation Indexed Notes, 4.25%, 1/15/10(1)	5,835,611	5,997,911
U.S. Treasury Inflation Indexed Notes, 0.875%, 4/15/10(1)	3,761,539	3,746,259
U.S. Treasury Inflation Indexed Notes, 3.50%, 1/15/11(1)	7,521,530	7,859,999
U.S. Treasury Inflation Indexed Notes, 2.375%, 4/15/11(1)	31,114,980	31,960,934
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	3,656,513	3,896,472
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	5,150,574	5,309,922
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	10,568,880	11,272,366
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	9,989,400	9,905,109
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	4,598,440	4,724,897
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	3,919,495	4,045,656
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	15,793,974	16,346,763
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	16,697,278	16,905,994
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	24,966,730	25,676,734
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	19,308,152	19,977,913
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	28,751,525	30,853,980
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	20,835,300	22,189,594
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	11,746,188	12,799,680
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	19,602,877	19,890,804
		501,457,271
ZERO-COUPON U.S. TREASURY SECURITIES AND EQUIVALENTS(2) ― 0.5%
AID (Israel), 4.70%, 5/1/15(1)	5,000,000	4,256,785
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS
(Cost $482,062,727)		505,714,056
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) ― 16.2%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 0.8%
FHLMC, VRN, 5.77%, 1/1/12, Final Maturity 1/1/38(1)	6,793,658	7,065,643

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ― 15.4%
FHLMC, 4.50%, 5/1/19(1)	630,042	651,949
FHLMC, 5.00%, 4/1/21(1)	3,160,693	3,288,866
FHLMC, 5.00%, 5/1/23(1)	21,724,830	22,553,677
FHLMC, 5.50%, 12/1/33(1)	309,487	322,559
FHLMC, 5.50%, 12/1/36(1)	4,080,504	4,239,460
FHLMC, 5.50%, 1/1/38(1)	1,841,337	1,913,066
FHLMC, 5.50%, 4/1/38(1)	17,696,910	18,385,299

VP Inflation Protection – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Principal Amount	Value

FNMA, 5.00%, 9/1/20(1)	$ 825,250	$ 858,973
FNMA, 5.50%, 9/1/35(1)	32,516,168	33,824,436
FNMA, 5.50%, 7/1/36(1)	8,988,331	9,341,545
FNMA, 5.50%, 2/1/37(1)	22,860,911	23,759,273
FNMA, 6.00%, 10/1/37(1)	6,738,826	7,047,288
FNMA, 6.00%, 6/1/38(1)	3,026,777	3,165,324
FNMA, 6.00%, 7/1/38(1)	4,388,016	4,588,872
GNMA, 6.00%, 6/20/17(1)	106,181	111,844
GNMA, 6.00%, 7/20/17(1)	93,668	98,664
GNMA, 6.00%, 5/15/24(1)	634,232	667,439
GNMA, 5.50%, 9/20/34(1)	2,388,620	2,490,331
		137,308,865
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $138,101,044)		144,374,508
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS ― 12.4%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES ― 9.9%
FAMCA, 4.875%, 1/14/11(1)(4)	4,000,000	4,248,524
FAMCA, 5.50%, 7/15/11(1)(4)	3,750,000	4,020,596
FAMCA, 5.40%, 10/14/11(1)	1,000,000	1,088,907
FAMCA, 6.71%, 7/28/14(1)	3,974,000	4,725,400
FFCB, 4.875%, 12/16/15(1)	2,000,000	2,176,384
FFCB, 4.875%, 1/17/17(1)	5,000,000	5,453,445
FHLB, 4.875%, 5/17/17(1)	1,030,000	1,119,754
FHLMC, 5.00%, 1/30/14(1)	6,402,000	7,114,351
FHLMC, 4.50%, 4/2/14(1)	4,400,000	4,797,135
FNMA, 6.625%, 11/15/30(1)	18,244,000	24,048,292
PEFCO, 4.97%, 8/15/13(1)	2,845,000	3,137,668
PEFCO, 4.55%, 5/15/15(1)	4,000,000	4,320,120
TVA Inflation Index Notes, 6.79%, 5/23/12(1)	13,800,000	15,728,522
TVA Inflation Index Notes, 4.875%, 12/15/16(1)	1,750,000	1,884,404
TVA Inflation Index Notes, 4.50%, 4/1/18(1)	3,550,000	3,683,523
		87,547,025
GOVERNMENT-BACKED CORPORATE BONDS(5) ― 2.5%
Bank of America Corp., 3.125%, 6/15/12(1)	8,500,000	8,801,461
General Electric Capital Corp., 2.20%, 6/8/12(1)	8,300,000	8,360,955
Goldman Sachs Group LP, 3.25%, 6/15/12(1)	5,200,000	5,432,487
		22,594,903
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $104,294,720)		110,141,928
CORPORATE BONDS ― 6.6%
Altria Group, Inc., 8.50%, 11/10/13(1)	2,190,000	2,378,340
AT&T, Inc., 6.70%, 11/15/13(1)	1,000,000	1,069,582
AT&T, Inc., 5.10%, 9/15/14(1)	770,000	773,904
BHP Billiton Finance USA Ltd., 6.50%, 4/1/19(1)	780,000	792,270
BP Capital Markets plc, 3.125%, 3/10/12(1)	860,000	864,170
Chevron Corp., 3.95%, 3/3/14	1,220,000	1,254,854
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	1,220,000	1,246,619
ConocoPhillips, 4.75%, 2/1/14(1)	3,060,000	3,187,666

VP Inflation Protection – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Principal Amount	Value

Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	$ 1,610,000	$ 1,610,356
Honeywell International, Inc., 3.875%, 2/15/14(1)	1,220,000	1,232,377
HSBC Finance Corp., VRN, 1.11%, 4/10/09, resets monthly off the Consumer Price Index Year over Year plus 1.08% with no caps, Final Maturity 9/10/09(1)	706,000	665,659
HSBC Finance Corp., VRN, 1.14%, 4/13/09, resets monthly off the Consumer Price Index Year over Year plus 1.11% with no caps, Final Maturity 2/10/10(1)	3,000,000	2,679,450
International Bank for Reconstruction & Development, 7.625%, 1/19/23(1)	9,500,000	13,007,286
John Hancock Life Insurance Co., VRN, 1.16%, 4/15/09, resets monthly off the Consumer Price Index Year over Year plus 1.13% with no caps, Final Maturity 6/15/10(1)	40,000	38,254
John Hancock Life Insurance Co., VRN, 1.65%, 4/15/09, resets monthly off the Consumer Price Index Year over Year plus 1.62% with no caps, Final Maturity 11/15/10(1)	179,000	169,871
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,000,000	1,070,951
PG&E Corp., 5.75%, 4/1/14(1)	610,000	615,468
Prudential Financial, Inc., VRN, 2.09%, 4/1/09, resets monthly off the Consumer Price Index Year over Year plus 2.00% with no caps, Final Maturity 11/2/20(1)	303,000	128,112
Roche Holdings, Inc., 6.00%, 3/1/19(1)(4)	1,070,000	1,104,183
Shell International Finance BV, 4.00%, 3/21/14(1)	1,960,000	1,990,705
SLM Corp., VRN, 2.18%, 4/1/09, resets monthly off the Consumer Price Index Year over Year plus 2.15% with no caps, Final Maturity 2/1/14(1)	490,000	157,192
SLM Corp., VRN, 2.29%, 4/15/09, resets monthly off the Consumer Price Index Year over Year plus 2.20% with no caps, Final Maturity 6/15/09(1)	1,500,000	1,345,290
SLM Corp., 1.32%, 1/25/10(1)	11,055,900	10,171,870
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	670,000	701,357
Toyota Motor Credit Corp. Inflation Indexed Bonds, VRN, 1.22%, 10/1/09, Final Maturity 10/1/09(1)	8,918,400	8,913,941
Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)(4)	1,160,000	1,162,721
TOTAL CORPORATE BONDS
(Cost $57,824,258)		58,332,448
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) ― 3.7%
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3 SEQ, 4.05%, 11/10/38(1)	2,430,000	2,279,668
Banc of America Large Loan, Series 2005 MIB1, Class A1, VRN, 0.71%, 4/15/09, resets monthly off the 1-month LIBOR plus 0.15% with no caps, Final Maturity 3/15/22(1)(4)	813,529	680,220
Bear Stearns Commercial Mortgage Securities Trust, Series 2003 T12, Class A2 SEQ, 3.88%, 8/13/39(1)	183,150	182,793
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.74%, 4/15/09, resets monthly off the 1-month LIBOR plus 0.18% with no caps, Final Maturity 4/15/22(1)(4)	7,000,000	5,382,635
GMAC Commercial Mortgage Securities, Inc., Series 2005 C1, Class A2 SEQ, 4.47%, 5/10/43(1)	4,006,077	3,958,376
LB-UBS Commercial Mortgage Trust, Series 2003 C3, Class A3 SEQ, 3.85%, 5/15/27(1)	5,500,000	5,113,887
LB-UBS Commercial Mortgage Trust, Series 2003 C5, Class A2 SEQ, 3.48%, 7/15/27(1)	1,412	1,409
LB-UBS Commercial Mortgage Trust, Series 2004 C4, Class A2, VRN, 4.57%, 4/13/09, Final Maturity 6/15/29(1)	2,369,441	2,367,117
LB-UBS Commercial Mortgage Trust, Series 2005 C2, Class A2 SEQ, 4.82%, 4/15/30(1)	3,638,340	3,342,166
LB-UBS Commercial Mortgage Trust, Series 2005 C3, Class A3 SEQ, 4.65%, 7/15/30(1)	2,590,000	2,337,046

VP Inflation Protection – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)
Shares/ Principal Amount	Value

Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.86%, 4/15/09, resets monthly off the 1-month LIBOR plus 0.30% with no caps, Final Maturity 6/15/22(1)(4)	$ 5,480,206	$ 4,032,022
Morgan Stanley Capital I, Series 2004 HQ3, Class A2 SEQ, 4.05%, 1/13/41(1)	2,905,395	2,853,044
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $36,422,969)		32,530,383
MUNICIPAL SECURITIES — 3.1%
California Educational Facilities Auth. Rev., Series 2007 T1, (Stanford University), 5.00%, 3/15/39(1)	8,000,000	8,278,560
Massachusetts Bay Transportation Auth. Sales Tax. Rev., Series 2006 A, 5.25%, 7/1/33(1)	4,000,000	4,250,040
Massachusetts Bay Transportation Auth. Sales Tax. Rev., Series 2006 A, 5.25%, 7/1/34(1)	5,000,000	5,304,100
Massachusetts Health & Educational Facilities Auth. Rev., Series 2002 K, (Massachusetts Institute of Technology), 5.50%, 7/1/32 (GO of Institute)(1)	8,800,000	9,775,216
TOTAL MUNICIPAL SECURITIES
(Cost $25,236,214)		27,607,916
COMMERCIAL PAPER(6) ― 1.8%
Citibank Credit Card Issuance Trust, 0.45%, 4/1/09(1)(4)
(Cost $16,100,000)	16,100,000	16,099,678
COLLATERALIZED MORTGAGE OBLIGATIONS(3) ― 0.6%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.2%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(1)	3,011,814	1,831,760

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS ― 0.4%
FHLMC, Series 2508, Class UL SEQ, 5.00%, 12/15/16(1)	1,006,967	1,030,024
GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29(1)	660,739	669,785
GNMA, Series 2005-24, Class UB SEQ, 5.00%, 1/20/31(1)	2,000,000	2,044,329
		3,744,138
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $6,625,285)		5,575,898
SOVEREIGN GOVERNMENTS & AGENCIES ― 0.6%
KfW, 4.75%, 5/15/12(1)
(Cost $4,914,740)	5,000,000	5,355,055
ASSET-BACKED SECURITIES(3)(7)
Atlantic City Electric Transition Funding LLC, Series 2003-1, Class A1 SEQ, 2.89%, 7/20/11(1)
(Cost $38,298)	38,301	38,349
TEMPORARY CASH INVESTMENTS(7)
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)
(Cost $332,684)	332,684	332,684

TOTAL INVESTMENT SECURITIES — 101.7%
(Cost $871,952,939)		906,102,903
OTHER ASSETS AND LIABILITIES — (1.7)%		(14,785,512)
TOTAL NET ASSETS — 100.0%		$891,317,391

VP Inflation Protection – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

FUTURES CONTRACTS

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
120	U.S. Long Bond	June 2009	$ 15,564,375	$ (566,287)

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT - BUY PROTECTION
$ 4,750,000
Pay quarterly a fixed rate equal to 0.20% multiplied by the notional amount and receive from Merrill Lynch International upon each default event of HSBC Finance Corp., par value of the proportional notional amount of HSBC Finance Corp., 7.00%, 5/15/12.
		June 2010	$ 774,282
TOTAL RETURN
44,000,000	Pay a fixed rate equal to 2.4875% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	July 2010	(2,609,865)
20,000,000	Pay a fixed rate equal to 1.13% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	January 2012	(1,052,867)
35,000,000	Pay a fixed rate equal to 1.14% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	March 2012	(2,202,170)
33,275,000	Pay a fixed rate equal to 3.065% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A.	July 2013	(3,592,541)
13,000,000	Pay a fixed rate equal to 1.52% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with UBS AG.	November 2013	(457,114)
20,000,000	Pay a fixed rate equal to 1.21% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	June 2014	(1,529,510)
20,000,000	Pay a fixed rate equal to 1.31% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	April 2017	(970,456)
40,000,000	Pay a fixed rate equal to 2.77% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	April 2018	(2,238,628)
30,100,000	Pay a fixed rate equal to 2.895% and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc.	December 2027	(1,791,563)
			(16,444,714)
			$(15,670,432)

VP Inflation Protection – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

Notes to Schedule of Investments
AID	-	Agency for International Development
CPI	-	Consumer Price Index
Equivalent	-	Security whose principal payments are secured by U.S. Treasuries or backed by the full faith and credit of the United States
FAMCA	-	Federal Agricultural Mortgage Corporation
FFCB	-	Federal Farm Credit Bank
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GMAC	-	General Motors Acceptance Corporation
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
NSA	-	Not Seasonally Adjusted
PEFCO	-	Private Export Funding Corporation
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
TVA	-	Tennessee Valley Authority
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $32,784,000.
(2)	The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.
(3)	Final maturity indicated, unless otherwise noted.
(4)
Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $36,730,579, which represented 4.1% of total net assets.

(5)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(6)	The rate indicated is the yield to maturity at purchase.
(7)	Category is less than 0.05% of total net assets.

VP Inflation Protection – Schedule of Investments

MARCH 31, 2009 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of actual quoted prices based on an active market;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data; or
   •     Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2009:

Valuation Inputs	Value of Investment Securities	Unrealized Gain (Loss) on Other Financial Instruments*
Level 1 - Quoted Prices	$ 332,684	$ (566,287)
Level 2 - Other Significant Observable Inputs	905,770,219	(15,670,432)
Level 3 - Significant Unobservable Inputs	-	-
	$ 906,102,903	$ (16,236,719)

* Includes futures contracts and swap agreements.

3. Federal Tax Information

As of March 31, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$ 874,076,192
Gross tax appreciation of investments	$ 39,296,941
Gross tax depreciation of investments	(7,270,230)
Net tax appreciation (depreciation) of investments	$ 32,026,711

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 29, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 29, 2009